Fair Value Measurements and Trading-Related Revenue - Significant Unobservable Inputs in Level 3 Instrument Valuations (Detail) - Valued using models (without observable inputs) [member] $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($) Range	Oct. 31, 2024 CAD ($) Range
Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 6,016	$ 4,899
Corporate equity [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values | Range	5	5
Changes in fair value from using reasonably possible alternatives	$ (38)	$ (18)
Corporate equity [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values | Range	28	21
Changes in fair value from using reasonably possible alternatives	$ 38	$ 18
Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,396	$ 1,363
Other assets [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and capitalization rate changes in percentage	5.00%	2.00%
Changes in fair value from using reasonably possible alternatives	$ (108)	$ (118)
Other assets [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and capitalization rate changes in percentage	7.00%	8.00%
Changes in fair value from using reasonably possible alternatives	$ 128	$ 151